S000022497 [Member] Expense Example - iShares Emerging Markets Infrastructure ETF - iShares Emerging Markets Infrastructure ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750